Notes payable - Narrative - Senior Secured Notes – 2027 (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 17, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes payable
Gain (loss) on extinguishment of debt		$ 1,685	$ 257
Senior Secured Notes – 2027
Notes payable
Original facility size	$ 67,000
Bloom Notes – 2025
Notes payable
Original facility size	60,000
Debt conversion, accrued interest	7,000
Payment of accrued interest	600
Payment for debt origination fees	1,000
Gain (loss) on extinguishment of debt	$ (300)